Certain risks and concentration - Summary of Changes in Level 3 Financial Assets for Debt Investment-Convertible Note (Details) - Fair Value Measurements Recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value measurement
Balance at the beginning of year	$ 5,118
Balance at the end of year	727	$ 5,118
Debt Securities
Fair value measurement
Balance at the beginning of year	3,179	3,000
Impairment on investments	(3,487)
Fair value changes	$ 308	179
Balance at the end of year		$ 3,179